Related Party Transactions - Schedule of Interest Expense and Interest Payable (Details) - Loan From Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expense	$ 113,549	$ 253,469	$ 246,763
Interest payable		$ 247,304